Debt - Additional Information (Detail)	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended					0 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended					1 Months Ended							0 Months Ended			0 Months Ended			0 Months Ended		0 Months Ended		1 Months Ended										0 Months Ended			0 Months Ended			0 Months Ended	3 Months Ended			0 Months Ended	3 Months Ended			0 Months Ended	3 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended		0 Months Ended	3 Months Ended			0 Months Ended			1 Months Ended													0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended					0 Months Ended					1 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	9 Months Ended		1 Months Ended		9 Months Ended					12 Months Ended			1 Months Ended							3 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended
	May 29, 2014 GBP (£)	Mar. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2014 USD ($)	Mar. 10, 2014 USD ($)	Sep. 02, 2013 Wireless Transaction	Sep. 02, 2013 Wireless Transaction USD ($)	Jul. 31, 2014 364-Day Revolving Credit Agreement USD ($)	Dec. 31, 2014 July 31, 2014 Credit Facility USD ($)	Dec. 31, 2014 Commercial Paper	Dec. 31, 2013 Commercial Paper	Dec. 31, 2014 Bridge Loan USD ($)	Sep. 30, 2013 Bridge Loan USD ($)	Dec. 31, 2014 Vendor Financing Facility Network Equipment USD ($)	Dec. 31, 2013 Vendor Financing Facility Network Equipment USD ($)	Dec. 31, 2014 December 2014 Euro Debt Issuance USD ($)	Feb. 21, 2014 Series D Preferred Stock Wireless Transaction	Dec. 31, 2014 Series D Preferred Stock Verizon Wireless	Feb. 21, 2014 Series E Preferred Stock Wireless Transaction	Dec. 31, 2014 Series E Preferred Stock Verizon Wireless	Feb. 28, 2014 2.375% Notes due 2022 EUR (€)	Feb. 28, 2014 3.25% Notes due 2026 EUR (€)	Feb. 28, 2014 4.75% Notes due 2034 GBP (£)	Feb. 28, 2014 Notes Due Twenty Fifty Four USD ($)	Sep. 30, 2014 1.25% Notes due November 2014 USD ($)	Sep. 30, 2014 4.8% Notes Due 2044 USD ($)	May 29, 2014 Debt GBP (£)	May 29, 2014 Debt Cellco Partnership and Verizon Wireless Capital LLC	May 29, 2014 Debt Cellco Partnership and Verizon Wireless Capital LLC	May 29, 2014 Debt Cellco Partnership and Verizon Wireless Capital LLC Maximum GBP (£)	May 29, 2014 Floating Rate Notes due 2024	Aug. 21, 2014 2020 New Notes in July Exchange Offers	Aug. 21, 2014 2020 New Notes in July Exchange Offers USD ($)	Aug. 21, 2014 2046 New Notes in July Exchange Offers	Aug. 21, 2014 2046 New Notes in July Exchange Offers USD ($)	Aug. 21, 2014 2054 New Notes in July Exchange Offers	Aug. 21, 2014 2054 New Notes in July Exchange Offers USD ($)	Jun. 30, 2014 Fixed Rate And Floating Rate Notes USD ($)	Mar. 31, 2014 Fixed Rate And Floating Rate Notes USD ($)	Jun. 30, 2014 Floating Rate Notes Due 2017 USD ($)	Jun. 30, 2014 Floating Rate Notes Due 2017 London Interbank Offered Rate (LIBOR)	Jun. 30, 2014 1.35% Notes due 2017 USD ($)	Jul. 31, 2014 July 2014 Term Loan Agreement	Jul. 31, 2014 Term Loan Agreement Maturity 5 Years USD ($)	Feb. 28, 2014 Term Loan Agreement Maturity 5 Years USD ($)	Jul. 31, 2014 New Five Year Term Notes USD ($)	Jul. 31, 2014 Repayment of Feb. 2014 Term Loan Agreement Maturity 5 Years USD ($)	Mar. 10, 2014 6.10% Notes due 2018 Verizon Communications	Mar. 31, 2014 6.10% Notes due 2018 Verizon Communications USD ($)	Mar. 10, 2014 6.10% Notes due 2018 Verizon Communications USD ($)	Mar. 10, 2014 5.50% Notes due 2018 Verizon Communications	Mar. 31, 2014 5.50% Notes due 2018 Verizon Communications USD ($)	Mar. 10, 2014 5.50% Notes due 2018 Verizon Communications USD ($)	Mar. 10, 2014 8.75% Notes due 2018 Verizon Communications	Dec. 31, 2014 8.75% Notes due 2018 Verizon Communications USD ($)	Mar. 31, 2014 8.75% Notes due 2018 Verizon Communications USD ($)	Mar. 10, 2014 8.75% Notes due 2018 Verizon Communications USD ($)	Mar. 10, 2014 5.55% Notes due 2016 Verizon Communications	Dec. 31, 2014 5.55% Notes due 2016 Verizon Communications USD ($)	Mar. 31, 2014 5.55% Notes due 2016 Verizon Communications USD ($)	Mar. 10, 2014 5.55% Notes due 2016 Verizon Communications USD ($)	Mar. 10, 2014 5.50% Notes due 2017 Verizon Communications	Dec. 31, 2014 5.50% Notes due 2017 Verizon Communications USD ($)	Mar. 31, 2014 5.50% Notes due 2017 Verizon Communications USD ($)	Mar. 10, 2014 5.50% Notes due 2017 Verizon Communications USD ($)	Mar. 10, 2014 8.5% Notes due 2018 Cellco Partnership and Verizon Wireless Capital LLC	Mar. 31, 2014 8.5% Notes due 2018 Cellco Partnership and Verizon Wireless Capital LLC USD ($)	Dec. 31, 2014 8.5% Notes due 2018 Cellco Partnership and Verizon Wireless Capital LLC USD ($)	Mar. 10, 2014 8.5% Notes due 2018 Cellco Partnership and Verizon Wireless Capital LLC USD ($)	Mar. 10, 2014 7.00% Debentures due 2016 Alltel Corporation	Dec. 31, 2014 7.00% Debentures due 2016 Alltel Corporation USD ($)	Mar. 31, 2014 7.00% Debentures due 2016 Alltel Corporation USD ($)	Mar. 10, 2014 7.00% Debentures due 2016 Alltel Corporation USD ($)	Mar. 10, 2014 6.84% Debentures due 2018 GTE Corporation	Mar. 31, 2014 6.84% Debentures due 2018 GTE Corporation USD ($)	Mar. 10, 2014 6.84% Debentures due 2018 GTE Corporation USD ($)	Mar. 31, 2014 Floating Rate Notes due 2019 USD ($)	Mar. 31, 2014 Floating Rate Notes due 2019 London Interbank Offered Rate (LIBOR)	Mar. 31, 2014 2.55% Notes due 2019 USD ($)	Mar. 31, 2014 3.45% Notes due 2021 USD ($)	Mar. 31, 2014 4.15% Notes due 2024 USD ($)	Mar. 31, 2014 5.05% Notes due 2034 USD ($)	Mar. 31, 2014 0.61% Notes Verizon Communications USD ($)	Mar. 31, 2014 0.61% Notes Verizon Communications London Interbank Offered Rate (LIBOR)	Mar. 31, 2014 1.95% Notes Verizon Communications USD ($)	Oct. 31, 2014 Fixed Rate Notes USD ($)	Oct. 31, 2014 3.00% Fixed Rate Notes Due 2021 USD ($)	Oct. 31, 2014 3.50% Fixed Rate Notes Due 2024 USD ($)	Oct. 31, 2014 4.40% Fixed Rate Notes Due 2034 USD ($)	Nov. 30, 2014 4.90% Notes due 2015 Called for Early Redemption in November 2014	Oct. 31, 2014 4.90% Notes due 2015 Called for Early Redemption in November 2014	Nov. 30, 2014 5.55% Notes due 2016 Called for Early Redemption in November 2014	Oct. 31, 2014 5.55% Notes due 2016 Called for Early Redemption in November 2014	Nov. 30, 2014 3.00% Notes due 2016 Called for Early Redemption in November 2014	Oct. 31, 2014 3.00% Notes due 2016 Called for Early Redemption in November 2014	Nov. 30, 2014 5.50% Notes Due 2017 Called for Early Redemption in November 2014	Oct. 31, 2014 5.50% Notes Due 2017 Called for Early Redemption in November 2014	Nov. 30, 2014 8.75% Notes Due 2018 Called for Early Redemption in November 2014	Oct. 31, 2014 8.75% Notes Due 2018 Called for Early Redemption in November 2014	Nov. 30, 2014 7.00% Debentures Due 2016 Called for Early Redemption in November 2014 Alltel Corporation	Oct. 31, 2014 7.00% Debentures Due 2016 Called for Early Redemption in November 2014 Alltel Corporation	Nov. 30, 2014 8.50% Debentures Due 2018 Called for Early Redemption in November 2014 Cellco Partnership and Verizon Wireless Capital LLC	Oct. 31, 2014 8.50% Debentures Due 2018 Called for Early Redemption in November 2014 Cellco Partnership and Verizon Wireless Capital LLC	Nov. 30, 2014 2.50% Notes Due 2016 Called for Early Redemption in November 2014	Oct. 31, 2014 2.50% Notes Due 2016 Called for Early Redemption in November 2014	Dec. 31, 2014 Verizon Notes USD ($)	Feb. 21, 2014 Verizon Notes USD ($)	Feb. 21, 2014 Verizon Notes Wireless Transaction	Feb. 21, 2014 Verizon Notes Verizon Wireless	Feb. 21, 2014 Verizon Notes due February 21, 2022 USD ($)	Feb. 21, 2014 Verizon Notes due February 21, 2022 Wireless Transaction	Feb. 21, 2014 Verizon Notes due February 21, 2022 Wireless Transaction London Interbank Offered Rate (LIBOR)	Feb. 21, 2014 Verizon Notes due February 21, 2022 Verizon Wireless	Feb. 21, 2014 Verizon Notes due February 21, 2022 Verizon Wireless London Interbank Offered Rate (LIBOR)	Feb. 21, 2014 Verizon Notes due February 21, 2025 USD ($)	Feb. 21, 2014 Verizon Notes due February 21, 2025 Wireless Transaction	Feb. 21, 2014 Verizon Notes due February 21, 2025 Wireless Transaction London Interbank Offered Rate (LIBOR)	Feb. 21, 2014 Verizon Notes due February 21, 2025 Verizon Wireless	Feb. 21, 2014 Verizon Notes due February 21, 2025 Verizon Wireless London Interbank Offered Rate (LIBOR)	Feb. 28, 2014 Term Loan Agreement USD ($)	Feb. 28, 2014 Term Loan Agreement Maximum	Feb. 28, 2014 Term Loan Agreement Maturity 3 Years USD ($)	Mar. 31, 2013 Floating Rate Notes due Twenty Fifteen USD ($)	Jun. 30, 2013 4.375% Notes Verizon Communications USD ($)	Apr. 30, 2013 5.25% Notes Verizon Communications USD ($)	Dec. 31, 2013 Fixed and Floating Rate Notes Issued Related to Wireless Transaction Verizon Wireless USD ($)	Sep. 30, 2013 Fixed and Floating Rate Notes Issued Related to Wireless Transaction Verizon Wireless USD ($)	Sep. 30, 2013 Floating Rate Notes Due 2016 Verizon Wireless USD ($)	Dec. 31, 2013 Floating Rate Notes Due 2016 Verizon Wireless	Sep. 30, 2013 Floating Rate Notes Due 2018 Verizon Wireless USD ($)	Dec. 31, 2013 Floating Rate Notes Due 2018 Verizon Wireless	Sep. 30, 2014 2.50% Notes due 2016 Verizon Wireless USD ($)	Sep. 30, 2014 5.50% Notes due 2018 Verizon Wireless USD ($)	Sep. 30, 2013 Notes Due 2020 Verizon Wireless USD ($)	Sep. 30, 2013 Notes Due 2023 Verizon Wireless USD ($)	Sep. 30, 2014 Notes Due 2033 Verizon Wireless USD ($)	Sep. 30, 2014 Notes Due 2043 Verizon Wireless USD ($)	Dec. 31, 2014 Reduction in Debt Borrowing Capacity Bridge Loan USD ($)	Dec. 31, 2014 Guarantee Of Debentures And First Mortgage Bonds Of Operating Telephone Company Subsidiaries USD ($)	Dec. 31, 2014 Guarantee of Debt Obligations of GTE Corporation USD ($)	Nov. 30, 2013 7.375% Verizon Wireless Note USD ($)	Nov. 30, 2013 6.50% Verizon Wireless Note USD ($)	Nov. 30, 2013 5.55% Notes due 2014 USD ($)	Dec. 31, 2013 Verizon New York Inc Debentures USD ($)	Nov. 30, 2013 Verizon New York Inc Debentures USD ($)	Jun. 30, 2013 Verizon New York Inc Debentures USD ($)	May 31, 2013 Verizon New York Inc Debentures USD ($)	Jun. 30, 2013 Verizon Maryland LLC Debentures USD ($)	Oct. 31, 2013 October 31, 2013 Verizon New England Inc. Debentures USD ($)	Dec. 31, 2013 Verizon Delaware LLC Debentures USD ($)	Dec. 31, 2014 4.90% Notes due 2015 Verizon Communications USD ($)	Dec. 31, 2014 3.00% Notes due 2016 Verizon Communications USD ($)	Dec. 31, 2014 1.625% Notes Due 2024 December 2014 Euro Debt Issuance EUR (€)	Dec. 31, 2014 2.625% Notes Due 2031 December 2014 Euro Debt Issuance EUR (€)	Feb. 24, 2015 January 2015 Term Loan Agreement Subsequent Event	Jan. 31, 2015 January 2015 Term Loan Agreement Subsequent Event USD ($)	Dec. 31, 2014 2.50% Notes due 2016 Verizon Communications USD ($)
Debt Instrument [Line Items]
Weighted average interest rate of commercial paper														0.40%	0.20%
Borrowing capacity								$ 6,200,000,000				$ 2,000,000,000	$ 8,000,000,000																																																																																																																																																			$ 6,500,000,000
Debt instrument maturity date													Jul. 31, 2018																																																																																																						Feb. 21, 2022		Feb. 21, 2022			Feb. 21, 2025		Feb. 21, 2025																									Feb. 01, 2014
Amount of unused borrowing capacity under credit facility													7,900,000,000
Aggregate principal amount																									1,750,000,000	1,250,000,000	850,000,000	500,000,000		900,000,000	700,000,000			600,000,000			3,300,000,000		4,500,000,000		5,500,000,000	3,300,000,000	4,500,000,000	1,300,000,000		2,000,000,000			3,300,000,000	3,300,000,000			1,500,000,000			1,500,000,000				1,300,000,000				1,250,000,000				750,000,000			1,000,000,000					300,000,000			600,000,000		500,000,000		500,000,000	1,000,000,000	1,250,000,000	1,250,000,000				6,500,000,000	1,500,000,000	2,500,000,000	2,500,000,000																	5,000,000,000	5,000,000,000			2,500,000,000					2,500,000,000					6,600,000,000		3,300,000,000	500,000,000				49,000,000,000	2,250,000,000		1,750,000,000		4,250,000,000	4,750,000,000	4,000,000,000	11,000,000,000	6,000,000,000	15,000,000,000																1,400,000,000	1,000,000,000			3,200,000,000
Stated interest rate on debt instrument																									2.375%	3.25%	4.75%	5.90%	1.25%	4.80%	4.073%		8.875%				2.625%		4.862%		5.012%					1.35%								6.10%			5.50%				8.75%				5.55%				5.50%		8.50%		8.50%				7.00%			6.84%			2.55%	3.45%	4.15%	5.05%			1.95%		3.00%	3.50%	4.40%		4.90%		5.55%		3.00%		5.50%		8.75%		7.00%		8.50%		2.50%																			4.375%	5.25%							2.50%	3.65%	4.50%	5.15%	6.40%	6.55%				7.375%	6.50%	5.55%	7.00%	6.70%	7.00%	7.00%	7.15%	4.75%	7.00%	4.90%	3.00%	1.625%	2.625%
Debt instrument maturity date																									2022	2026	2034	2054		2044		2018			2024	2020		2046		2054				2017		2017						2018			2018			2018				2016				2017				2018	2018			2016				2018			2019		2019	2021	2024	2034					2021	2024	2034		2015		2016		2016		2017		2018		2016		2018		2016																		2015					2016		2018		2016	2018	2020	2023	2033	2043														2015	2016	2024	2031
Cash proceeds from issuance of debt, net of discounts and issuance costs			5,400,000,000																	3,000,000,000								500,000,000		900,000,000												3,300,000,000	4,500,000,000																																															6,400,000,000																																					500,000,000			48,700,000,000
Debt instrument, description of variable rate basis																																												Three-month LIBOR plus 0.40%																																					Three-month LIBOR plus 0.77%						LIBOR plus 0.61%																												Three-month LIBOR, plus 1.222%		Three-month LIBOR, plus 1.222%			Three-month LIBOR, plus 1.372%		Three-month LIBOR, plus 1.372%											Three-month LIBOR plus 1.53%		Three-month LIBOR plus 1.75%
Debt instrument, marginal rate																																													0.40%																																					0.77%						0.61%																												1.222%		1.222%			1.372%		1.372%									1.53%		1.75%
Amount of notes repaid																													800,000,000																														700,000,000				600,000,000				400,000,000				1,250,000,000	400,000,000			100,000,000												1,000,000,000		1,500,000,000																																							500,000,000	1,250,000,000																1,250,000,000	200,000,000	3,500,000,000	200,000,000	300,000,000	100,000,000	100,000,000	250,000,000	300,000,000	20,000,000	500,000,000	1,300,000,000					1,000,000,000
Debt instrument maturity date																													2014-11																		2019-07																																																																																																					2033-12	2023-11			2023-05		2023-12						2016-03
Notes purchased price of principal amount of note, percentage																																																																							127.135%																							103.70%		106.30%		103.40%		110.50%		125.20%		108.70%		124.50%		103.00%		100.00%																																					101.00%
Quarterly interest payment start date																																																																																																																May 21, 2014	May 21, 2014
Preferred stock dividend rate, percentage										5.143%
Preferred stock shares outstanding																					825,000	825,000	825,000	825,000
Preferred stock redemption date										2020-04
Preferred stock redemption price, per share											$ 1,000
Debt instrument maturity period																																																	5 years																																																																													3 years
Leverage ratio																																																																																																																													350.00%																																		350.00%
Repayments of long-term borrowings and capital lease obligations					17,669,000,000	8,163,000,000	6,403,000,000																																									3,300,000,000			500,000,000
Proceeds from long-term borrowings					30,967,000,000	49,166,000,000	4,489,000,000																																											500,000,000
Date in which a partial mandatory prepayment is required																																																																																																																																																																2015-06
Tender offer for notes, expiration date					Mar. 17, 2014
Tender offer for notes, settlement date					Mar. 19, 2014
Cash payment related to exchange offer	22,000,000
Interest expense on debt related to the Wireless Transaction																																																																																																																																		700,000,000
Amount of borrowing capacity under bridge credit agreement																	61,000,000,000																																																																																																																													12,000,000,000
Related fees for termination of bridge credit agreement																200,000,000
Redemption price of notes percentage																																																																																																																																																				100.00%	100.00%			100.00%		100.00%
Debt redemption cost		900,000,000		500,000,000
Debt Tender Offer, Principal amount purchased									4,122,000,000																																												700,000,000	748,000,000		800,000,000	763,000,000			600,000,000	564,000,000			700,000,000	652,000,000			400,000,000	353,000,000		600,000,000		619,000,000			200,000,000	157,000,000		300,000,000	266,000,000
Other costs					334,000,000		276,000,000
Value of purchase assets financed																		700,000,000	100,000,000
Long-term debt maturing within one year				2,397,000,000	2,397,000,000	3,486,000,000												700,000,000
Principal amount outstanding in connection with the guarantee of debt obligations				$ 113,271,000,000	$ 113,271,000,000	$ 93,591,000,000																																																																																																																																									$ 3,100,000,000	$ 1,400,000,000